Information about the main subsidiaries (Details) - ARS ($) $ in Millions	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Statement [Line Items]
Current Assets	$ 70,226	$ 91,446
Non-current Assets	641,386	712,221
Current Liabilities	71,272	186,322
Non-current Liabilities	253,065	251,445
Net assets	711,612	803,667
Book value of controlling interests	22,330	23,443
Revenues	89,285	69,168	$ 45,880
Net income / (loss)	60,986	75,222	(132,885)
Cash of Operating activities	36,494	27,329	5,150
Net cash generated from operating activities	36,494	27,329	5,150
Cash of investing activities	26,442	24,134	238,119
Net cash generated from investing activities	26,442	24,134	238,119
Cash of financial activities	(81,124)	(29,455)	(170,813)
Net cash used in financing activities	(81,124)	(29,455)	(170,813)
Net (decrease) / increase in cash and cash equivalents	(18,188)	22,008	$ 72,456
IRSA Inversionesy Representaciones Sociedad Anonima (IRSA) [Member]
Statement [Line Items]
Revenues	9,277	8,118
Net income / (loss)	(6,100)	(2,434)
Cash of Operating activities	4,124	5,207
Net cash generated from operating activities	4,124	5,207
Cash of investing activities	(874)	(630)
Net cash generated from investing activities	(874)	(630)
Cash of financial activities	(3,094)	(4,552)
Net cash used in financing activities	(3,094)	(4,552)
Net (decrease) / increase in cash and cash equivalents	156	25
Dividends distribution to non-controlling shareholders	$ 177	$ 0
Panamerican Mall S.A [Member]
Statement [Line Items]
Direct interest of non-controlling interest %	20.00%	20.00%
Direct interest of controlling interest	80.00%	80.00%
Current Assets	$ 2,164	$ 1,638
Non-current Assets	112,945	128,484
Current Liabilities	1,463	4,429
Non-current Liabilities	28,015	33,079
Net assets	85,631	92,614
Book value of non-controlling interests	17,126	18,523
Book value of controlling interests	$ 68,505	$ 74,091